	CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
0.08%	PREFERRED STOCKS
0.08%	FINANCIALS
	Eagle Point Income Company, Inc.	11,122	$277,940
0.08%	TOTAL PREFERRED STOCKS		277,940
2.77%	EXCHANGE TRADED FUNDS
2.77%	HIGH YIELD BOND
	iShares BB Rated Corporate Bond ETF	73,007	3,431,329
	iShares Fallen Angels USD Bond ETF	130,728	3,547,958
	VanEck Fallen Angel High Yield Bond ETF	91,788	2,687,553
			9,666,840
2.77%	TOTAL EXCHANGE TRADED FUNDS		9,666,840
41.09%	ASSET BACKED BONDS
10.55%	AUTOMOTIVE
	Avis Budget Rental Car Funding AESOP LLC 08/20/2029 5.870% 144A	140,000	141,470
	Avis Budget Rental Car Funding AESOP LLC 08/20/2031 6.240%^ 144A	100,000	102,384
	(CME Term SOFR 3 Month +5.490%)
	DT Auto Owner Trust 03/15/2029 5.530% 144A	1,000,000	996,314
	Flagship Credit Auto Trust 09/15/2028 3.160% 144A	1,150,000	1,104,120
	GLS Auto Receivables Trust 04/17/2028 6.150%^ 144A	1,600,000	1,614,226
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.868%)
	Lendbuzz Securitization Trust 05/15/2030 5.180% 144A	1,100,000	1,102,755
	Lendbuzz Securitization Trust 07/15/2026 4.759% 144A	695,000	695,081
	Santander Bank Auto Credit-Linked Notes 08/16/2032 11.910% 144A	384,182	387,162
	Switch ABS Issuer LLC 06/25/2054 6.200% 144A	550,000	554,882
	Tricolor Auto Securitization Trust 01/16/2029 5.120% 144A	1,100,000	1,101,184
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850% 144A	427,863	427,693
	Arivo Acceptance Auto Loan Receivables Trust 01/16/2029 6.900% 144A	275,792	278,305
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.770% 144A	521,424	521,142
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144A	73,860	73,725
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	900,000	903,646
	Carmax Select Receivables Trust 04/15/2026 4.561%	410,686	410,708
	Carvana Auto Receivables Trust 01/10/2031 4.740%	550,000	546,068
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2025 (unaudited)
AUTOMOTIVE Continued	Shares	Value
Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	$178,052
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	518,315	512,989
Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	46,189	45,050
Carvana Auto Receivables Trust 03/10/2028 1.070%	126,330	122,461
Carvana Auto Receivables Trust 03/10/2028 0.970%	145,823	142,891
Carvana Auto Receivables Trust 09/11/2028 1.240%	145,917	140,698
Chesapeake Funding II LLC 10/15/2035 6.160%	77,574	78,608
CPS Auto Trust 10/15/2029 7.140% 144A	1,100,000	1,117,361
CPS Auto Trust 11/15/2030 10.720% 144A	450,000	498,029
CPS Auto Trust 08/15/2028 5.190% 144A	2,200,000	2,201,921
DT Auto Owner Trust 12/15/2027 3.400% 144A	452,817	449,592
DT Auto Owner Trust 02/16/2027 1.500% 144A	265,377	264,424
DT Auto Owner Trust 03/15/2028 4.720% 144A	365,916	365,966
DT Auto Owner Trust 05/17/2027 1.310% 144A	702,447	692,483
DT Auto Owner Trust 09/15/2028 2.650%^ 144A	550,000	541,744
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Exeter Automobile Receivables Trust 10/15/2029 6.340%^ 144A	962,500	890,444
(Prime - 0.700%)
Exeter Automobile Receivables Trust 04/15/2026 4.536%	382,886	382,891
Exeter Automobile Receivables Trust 04/15/2027 1.400%	819,602	806,299
Exeter Automobile Receivables Trust 06/15/2027 1.550%	820,033	806,003
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,334,794	1,322,534
Exeter Automobile Receivables Trust 07/17/2028 4.560%	1,941,250	1,934,630
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	493,475
Flagship Credit Auto Trust 09/15/2027 1.460% 144A	292,898	290,475
Foursight Cap. Automobile Rec'ls Trust 05/15/2028 3.070% 144A	600,000	595,588
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	264,257	264,119
GLS Auto Receivables Issuer Trust 10/15/2027 2.480% 144A	579,563	572,377
GLS Auto Receivables Issuer Trust 07/15/2027 1.480% 144A	597,512	589,487
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	319,443	319,362
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	726,000	736,681
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	318,425	325,218
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	369,689	372,811
Lobel Automobile Receivables Trust 04/16/2029 7.590% 144A	30,330	30,377
Oscar US Funding Trust 04/10/2028 1.000% 144A	229,840	227,380
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	221,207	219,851
Research-Driven Pagaya 03/25/2032 7.540% 144A	146,961	148,035
Santander Drive Auto Receivables Trust 07/15/2027 1.350%	119,054	118,886
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	393,874	392,290
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2025 (unaudited)
AUTOMOTIVE Continued	Shares	Value
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	390,000	$393,736
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	600,000	642,326
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	630,377	617,504
United Auto Credit Securitization Trust 04/10/2029 10.000%^ 144A	600,000	283,034
((United States 30 Day Average SOFR + 0.114%) + 4.250%)
Veros Auto Receivables Trust 11/15/2028 7.120% 144A	132,472	132,644
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	1,001,000	1,026,591
Veros Auto Receivables Trust 07/16/2029 7.230% 144A	1,900,000	1,911,166
Volkswagen Auto Loan Enhanced Trust 03/20/2026 4.451%	400,857	400,882
Westlake Automobile Receivable 01/15/2027 6.230% 144A	147,721	147,925
Westlake Automobile Receivable 03/15/2027 3.490% 144A	1,135,814	1,132,891
		36,841,046
8.24% MISCELLANEOUS
Crossroads Asset Trust 06/22/2026 4.730% 144A	1,100,000	1,100,310
Crossroads Asset Trust 08/20/2032 8.320% 144A	275,000	274,937
Golub Capital Partners Static Ltd. 04/25/2034 6.227%^ 144A	1,100,000	1,100,000
(CME Term SOFR 3 Month + 1.900%)
NGC Ltd. 04/20/2038 5.474%^ 144A	1,120,000	1,119,216
(CME Term SOFR 3 Month + 1.200%)
SoFi Consumer Loan Program Trust 06/25/2034 4.820% 144A	550,000	550,862
Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	784	783
Affirm Asset Securitization Trust 05/15/2029 6.270% 144A	67,948	68,004
Allegro CLO Ltd. 01/19/2033 6.169%^ 144A	530,000	530,106
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Aqua Finance Trust 07/17/2046 1.900% 144A	195,725	183,208
Atlas Senior Loan Fund 04/22/2031 6.134%^ 144A	559,000	563,081
(ICE LIBOR USD 3 Month + 1.600%)
Ballyrock CLO 14 Ltd. 07/20/2037 5.269%^ 144A	750,000	748,125
(CME Term SOFR 3 Month + 1.000%)
Benefit Street Partners CLO Ltd. 07/15/2037 5.436%^ 144A	901,000	899,558
(CME Term SOFR 3 Month + 1.180%)
Bluemountain CLO 10/20/2030 6.131%^ 144A	520,000	524,940
(ICE LIBOR USD 3 Month + 1.600%)
CoreVest American Finance Trust 10/15/2054 2.911%^ 144A	1,040,000	987,533
((United States 30 Day Average SOFR + 0.114%) + 6.750%)
Crossroads Asset Trusts 08/20/2030 5.900% 144A	198,073	200,476
Crown City CLO 07/15/2037 5.306%^ 144A	1,071,428	1,069,607
(CME Term SOFR 3 Month + 1.050%)
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2025 (unaudited)
MISCELLANEOUS Continued	Shares	Value
Generate CLO 4 07/20/2037 5.269%^ 144A	1,093,750	$1,091,344
(CME Term SOFR 3 Month + 1.000%)
Generate CLO 5 Ltd. 07/22/2037 5.322%^ 144A	2,400,000	2,394,000
(CME Term SOFR 3 Month + 1.050%)
Goldentree Loan Management LP 07/20/2037 5.169%^ 144A	937,500	935,625
(CME Term SOFR 3 Month + 0.900%)
Halcyon Loan Advisors Funding 07/21/2031 6.331%^ 144A	1,033,000	1,044,260
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 6.800%^ 144A	368,071	368,071
(ICE LIBOR USD 1 Month + 2.150%)
Jamestown CLO 04/20/2032 6.119%^ 144A	520,000	522,028
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
M&T Equipment LLC 07/15/2030 5.740% 144A	428,039	430,714
OZLM XVIII Ltd. 04/15/2031 5.538%^ 144A	457,183	456,772
(ICE LIBOR USD 3 Month + 1.020%)
Pagaya AI Debt Selection Trust 01/25/2029 3.000% 144A	2,255	2,237
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	549,795	555,411
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	550,000	552,018
Polus Capital Management 10/20/2037 5.519%^ 144A	1,042,105	1,042,209
(CME Term SOFR 3 Month + 1.250%)
Saratoga Investment Corp. 04/20/2033 6.331%^ 144A	550,000	558,250
(ICE LIBOR USD 3 Month + 1.800%)
SCF Equipment Trust LLC 07/20/2032 5.260% 144A	500,000	492,391
Shackleton 2017-XI CLO Ltd. 08/15/2030 6.738%^ 144A	1,002,000	1,014,525
((United States 30 Day Average SOFR + 0.114%) + 6.950%)
SMB Private Education Loan Trust 09/15/2037 2.230% 144A	670,355	645,614
Sotheby’s Artfi Master Trust 12/22/2031 5.819%^ 144A	520,000	520,382
(CME Term SOFR 3 Month + 1.500%)
Sound Point CLO V-R Ltd. 07/18/2031 6.281%^ 144A	530,000	536,466
(ICE LIBOR USD 3 Month + 1.750%)
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	115,519	113,667
Upstart Securitization Trust 06/20/2033 7.920% 144A	550,000	555,994
Venture CDO Ltd. 10/20/2034 5.719%^ 144A	560,000	554,736
(CME Term SOFR 3 Month + 1.450%)
Venture CDO Ltd. 07/15/2032 6.388%^ 144A	1,100,000	1,108,250
(ICE LIBOR USD 3 Month + 1.870%)
Voya CLO Ltd. 10/15/2037 5.456%^ 144A	1,375,000	1,374,312
(CME Term SOFR 3 Month + 1.200%)
Voya CLO Ltd. 10/18/2031 6.231%^ 144A	901,310	911,044
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2025 (unaudited)
MISCELLANEOUS Continued		Shares	Value
((United States 30 Day Average SOFR + 0.114%) + 3.900%)
Zais CLO 11 Ltd. 01/20/2032 6.059%^ 144A		530,000	$532,438
(CME Term SOFR 3 Month + 1.790%)
Zais Matrix CDO I 04/15/2032 6.256%^ 144A		520,000	524,940
(CME Term SOFR 3 Month + 2.000%)
			28,758,444
22.30% MORTGAGE BACKED
Angel Oak Mortgage Trust 01/25/2066 0.909% 144A		51,695	44,783
Citigroup Mortgage Loan Trust 08/25/2050	2.500% 144A	59,269	51,152
COMM Mortgage Trust 09/15/2033 6.785%^ 144A		65,000	19,989
(ICE LIBOR USD 1 Month + 2.177%)
Connecticut Avenue Securities Trust 10/25/2041 7.405%^ 144A		2,100,000	2,150,894
(United States 30 Day Average SOFR +	3.100%)
Connecticut Avenue Securities Trust 11/25/2039 6.570%^ 144A		107,648	107,648
(ICE LIBOR USD 1 Month + 2.150%)
Connecticut Avenue Securities Trust 02/25/2044 6.105%^ 144A		1,100,000	1,109,261
(United States 30 Day Average SOFR +	1.800%)
Connecticut Avenue Securities Trust 03/25/2042 6.305%^ 144A		163,564	165,921
((United States 30 Day Average SOFR + 0.114%) + 2.800%)
Connecticut Avenue Securities Trust 03/25/2042 7.805%^ 144A		4,920,000	5,111,437
(United States 30 Day Average SOFR +	3.500%)
Connecticut Avenue Securities Trust 05/25/2044 5.955%^ 144A		1,100,000	1,105,521
(United States 30 Day Average SOFR +	1.650%)
Connecticut Avenue Securities Trust 07/25/2043 7.005%^ 144A		1,000,000	1,032,190
(United States 30 Day Average SOFR +	2.700%)
Connecticut Avenue Securities Trust 07/25/2044 6.005%^ 144A		1,100,000	1,104,027
(United States 30 Day Average SOFR +	1.700%)
Credit Suisse Mortgage Trust 04/25/2044 3.817% 144A		540,881	447,861
Credit Suisse Mortgage Trust 04/25/2044 3.817% 144A		534,338	523,599
Federal Home Loan Mortgage Corp. 01/25/2034 5.955%^ 144A		45,505	45,706
(United States 30 Day Average SOFR +	1.650%)
Federal Home Loan Mortgage Corp. 01/25/2042 6.805%^ 144A		1,350,000	1,374,476
(United States 30 Day Average SOFR +	2.500%)
Federal Home Loan Mortgage Corp. 01/25/2042 5.305%^ 144A		113,895	113,754
(United States 30 Day Average SOFR +	1.000%)
Federal Home Loan Mortgage Corp. 01/25/2051 6.105%^ 144A		867,705	872,820
(United States 30 Day Average SOFR +	1.800%)
Federal Home Loan Mortgage Corp. 10/25/2041 5.805%^ 144A		1,065,605	1,069,635
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2025 (unaudited)
MORTGAGE BACKED Continued	Shares	Value
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 10/25/2050 7.105%^ 144A	16,150	$16,219
(United States 30 Day Average SOFR + 2.800%)
Federal Home Loan Mortgage Corp. 11/25/2041 6.105%^ 144A	1,221,685	1,230,412
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 11/25/2043 6.155%^ 144A	603,891	608,743
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 6.155%^ 144A	498,732	504,656
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 7.655%^ 144A	1,100,000	1,160,680
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 12/25/2041 11.305%^ 144A	500,000	529,203
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 12/25/2050 6.305%^ 144A	455,480	460,137
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 5.605%^ 144A	146,850	146,943
(United States 30 Day Average SOFR + 1.300%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.705%^ 144A	2,600,000	2,645,188
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/15/2045 3.500%	24,637	24,580
Federal Home Loan Mortgage Corp. 03/25/2042 9.555%^ 144A	250,000	265,300
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2043 6.406%^ 144A	692,213	702,381
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2043 6.406%^ 144A	1,093,392	1,110,481
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	520,629	9,549
Federal Home Loan Mortgage Corp. 05/25/2042 6.505%^ 144A	1,273,439	1,287,765
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2042 7.655%^ 144A	2,870,000	2,982,289
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 05/25/2043 6.305%^ 144A	1,157,912	1,169,869
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.505%^ 144A	664,808	665,833
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 05/25/2044 6.005%^ 144A	1,100,000	1,105,147
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Mortgage Corp. 06/25/2042 7.255%^ 144A	29,558	30,221
(United States 30 Day Average SOFR + 2.950%)
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2025 (unaudited)
MORTGAGE BACKED Continued	Shares	Value
Federal Home Loan Mortgage Corp. 06/25/2043 6.305%^ 144A	1,071,967	$1,077,883
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.655%^ 144A	2,750,000	2,864,150
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 08/25/2044 6.105%^ 144A	1,520,000	1,523,780
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 09/25/2042 6.455%^ 144A	319,060	321,485
(United States 30 Day Average SOFR + 2.150%)
Federal Home Loan Mortgage Corporation 01/25/2042 6.155%^ 144A	720,000	727,121
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corporation 04/25/2029 8.320%^	174,547	179,607
(ICE LIBOR USD 1 Month + 3.900%)
Federal National Mortgage Assoc. 01/25/2031 8.670%^	1,000,000	1,090,235
(ICE LIBOR USD 1 Month + 4.250%)
Federal National Mortgage Assoc. 01/25/2043 6.605%^ 144A	708,224	722,797
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 5.855%^ 144A	244,387	244,990
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 10/25/2043 5.805%^ 144A	1,064,540	1,067,838
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	30,606,689	56,714
Federal National Mortgage Assoc. 12/25/2032 2.000%	90,685	85,256
Federal National Mortgage Assoc. 12/25/2041 6.205%^ 144A	684,241	689,771
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 5.955%^ 144A	2,210,000	2,223,127
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2042 6.706%^ 144A	1,474,669	1,512,662
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 02/25/2030 7.220%^	240,858	245,169
(ICE LIBOR USD 1 Month + 2.800%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	17,501,387	55,567
Federal National Mortgage Assoc. 02/25/2047 0.114%	21,112,436	51,113
Federal National Mortgage Assoc. 03/25/2042 6.405%^ 144A	518,320	526,588
(United States 30 Day Average SOFR + 2.100%)
Federal National Mortgage Assoc. 04/25/2042 6.205%^ 144A	534,604	536,699
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 04/25/2043 6.805%^ 144A	1,293,427	1,312,153
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 05/25/2042 7.055%^ 144A	785,951	804,309
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2025 (unaudited)
MORTGAGE BACKED Continued	Shares	Value
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 7.256%^ 144A	536,736	$550,341
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 6.206%^ 144A	406,849	410,770
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 7.905%^ 144A	2,980,000	3,108,527
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 6.855%^ 144A	1,092,958	1,117,338
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 07/25/2043 6.005%^ 144A	936,252	941,523
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 08/25/2028 11.370%^	272,909	280,817
((CME Term SOFR 3 Month + 0.262%) + 1.020%)
Federal National Mortgage Assoc. 08/25/2028 11.170%^	42,614	43,864
(ICE LIBOR USD 1 Month + 6.750%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	476,209	69,095
Federal National Mortgage Assoc. 09/25/2042 6.806%^ 144A	321,294	326,349
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.915%)
GCAT Trust 08/25/2066 1.915% 144A	115,503	106,998
Government National Mortgage Assoc. 11/20/2051 3.000%^	9,295,081	1,610,336
((United States 30 Day Average SOFR + 0.114%) + 2.150%)
ICG US CLO Ltd. 01/15/2031 6.318%^	530,000	532,014
(ICE LIBOR USD 3 Month + 1.800%)
JP Morgan Mortgage Trust 01/25/2051 3.000% 144A	13,923	13,856
JP Morgan Mortgage Trust 10/25/2029 2.622% 144A	37,380	36,577
JP Morgan Mortgage Trust 05/25/2050 3.500% 144A	38,060	34,293
Mill City Mortgage Trust 04/25/2066 3.500% 144A	483,285	473,937
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	186,840	182,400
Ocwen Loan Investment Trust 02/25/2037 3.000% 144A	500,000	446,533
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	754,080	615,419
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	550,000	553,356
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	260,000	261,696
Saluda Grade Alternative Mortgage Trust 06/01/2053 7.162% 144A	515,705	524,812
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	82,365	80,901
Velocity Commercial Capital 11/25/2053 7.670% 144A	179,166	183,262
Verus Securitization Trust 11/25/2059 3.192% 144A	125,700	124,810
Winston Salem, NC Limited Obligation 01/20/2046 3.783% 144A	141,612	135,454
X-Caliber Funding LLC 11/01/2024 7.580%^ 144A	688,525	687,209
(CME Term SOFR 1 Month + 3.250%)
	CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
	MORTGAGE BACKED Continued	Shares	Value
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	550,000	$553,352
	Brean Asset Backed Securities Trust 01/25/2065 5.000% 144A	412,500	397,732
	Brean Asset Backed Securities Trust 05/25/2065 4.750% 144A	336,000	246,835
	Federal Home Loan Mortgage Corp. 03/25/2044 5.555%^ 144A	222,105	222,596
	(United States 30 Day Average SOFR + 1.250%)
	Federal Home Loan Mortgage Corp. 03/25/2052 9.305%^ 144A	1,165,415	1,259,744
	(United States 30 Day Average SOFR + 5.000%)
	Federal Home Loan Mortgage Corp. 04/25/2043 7.556%^ 144A	900,000	942,988
	(United States 30 Day Average SOFR + 3.250%)
	Federal Home Loan Mortgage Corp. 05/25/2043 7.805%^ 144A	1,100,000	1,161,823
	(United States 30 Day Average SOFR + 3.500%)
	Federal Home Loan Mortgage Corp. 05/25/2045 5.505%^ 144A	880,887	882,862
	(United States 30 Day Average SOFR + 1.200%)
	Federal Home Loan Mortgage Corp. 09/25/2042 8.005%^ 144A	2,671,000	2,813,738
	(United States 30 Day Average SOFR + 3.700%)
	Federal National Mortgage Association 12/25/2041 7.455%^ 144A	800,000	821,248
	(United States 30 Day Average SOFR + 3.150%)
	Federal National Mortgage Association 02/25/2037 1.500%	9,618,806	519,425
	Federal National Mortgage Association 04/25/2043 8.205%^ 144A	2,355,000	2,504,401
	(United States 30 Day Average SOFR + 3.900%)
	Federal National Mortgage Association 06/25/2042 8.956%^ 144A	950,000	1,012,768
	(United States 30 Day Average SOFR + 4.650%)
			77,817,283
41.09%	TOTAL ASSET BACKED BONDS		143,416,773
9.38%	CORPORATE BONDS
0.08%	COMMUNICATION SERVICES
	CCO Holdings Capital Corp. 06/01/2029 5.375% 144A	275,000	273,995
1.27%	CONSUMER DISCRETIONARY
	BorgWarner, Inc. 02/15/2029 7.125%	600,000	647,693
	Ford Holdings LLC 03/01/2030 9.300%	990,000	1,124,804
	General Motors Financial Co. Perpetual 5.750%	500,000	493,474
	Hasbro, Inc. 07/15/2028 6.600%	798,000	839,865
	Nissan Motor Acceptance Company LLC 03/09/2028 2.750% 144A	350,000	319,510
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	1,003,286
			4,428,632
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
Schedule of Investments
June 30, 2025 (unaudited)
	Shares	Value
0.33% CONSUMER STAPLES
AMN Healthcare, Inc. 10/01/2027 4.625%^ 144A	110,000	$106,999
((CME Term SOFR 1 Month + 0.046%) + 2.277%)
HCA, Inc. 09/15/2025 7.580%	817,000	820,978
PRA Health Sciences, Inc. 07/15/2026 2.875%^ 144A	110,000	107,341
((CME Term SOFR 1 Month + 0.046%) + 2.427%)
Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%	100,000	99,825
		1,135,143
1.99% ENERGY
Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	550,000	584,583
Cheniere Energy, Inc. 10/15/2028 4.625%	500,000	499,310
Energen Corp. 02/15/2028 7.125%^	525,000	550,697
((CME Term SOFR 3 Month + 0.262%) + 1.750%)
Energy Transfer LP Perpetual 6.625%	600,000	597,206
Helmerich & Payne, Inc. 12/01/2029 4.850% 144A	1,100,000	1,048,895
Oceaneering International, Inc. 02/01/2028 6.000%	350,000	352,885
Phillips 66 Partners LP 03/01/2028 3.750%	540,000	516,442
Tallgrass Energy Partners LP 01/15/2028 5.500% 144A	500,000	497,064
Targa Resources Partners LP 03/01/2030 5.500%	500,000	507,439
TransCanada Pipelines Ltd. 06/15/2029 7.700%	1,150,000	1,270,826
Venture Global, Inc. 06/01/2028 8.125% 144A	500,000	516,772
		6,942,119
3.25% FINANCIALS
Ally Financial, Inc. Perpetual 4.700%	275,000	265,516
Bank of America Corp. Perpetual 4.375%	125,000	122,654
Banque Federative du Credit Mutuel 10/04/2026 1.604% 144A	2,000,000	1,931,792
Citigroup, Inc. Perpetual 4.000%	500,000	496,476
Credit Agricole SA 01/26/2027 1.247% 144A	2,000,000	1,961,856
EPR Properties 04/15/2028 4.950%	220,000	219,572
First Citizens Bancshare Perpetual 8.552%	1,000,000	1,032,071
The Goldman Sachs Group, Inc Perpetual 3.650%	500,000	489,489
Horizon Bancorp 07/01/2030 9.781%	550,000	549,868
ING Groep NV 03/29/2027 3.950%	2,000,000	1,990,582
SBL Holdings, Inc. 11/13/2026 5.125% 144A	600,000	594,842
Societe Generale SA 11/24/2025 4.750% 144A	250,000	250,000
Synchrony Bank 08/22/2025 5.400%	600,000	599,878
	CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
	FINANCIALS Continued	Shares	Value
	Transamerica Capital II 12/01/2026 7.650% 144A	825,000	$845,188
			11,349,784
0.89%	INDUSTRIALS
	Can-Pack SA/Canpack US LLC 11/01/2025 3.125% 144A	500,000	495,582
	Hubbell, Inc. 08/15/2027 3.150%	1,079,000	1,053,093
	MasTec, Inc. 08/15/2029 6.625% 144A	550,000	550,000
	Timken Co. 12/15/2028 4.500%	500,000	501,024
	Timken Co. 05/08/2028 6.875%	480,000	506,966
			3,106,665
0.31%	INFORMATION TECHNOLOGY
	Qorvo, Inc. 04/01/2031 3.375% 144A	1,213,000	1,093,836
0.97%	MATERIALS
	Celanese US Holdings LLC 07/15/2032 6.629%	275,000	288,302
	Constellium SE 06/15/2028 5.625% 144A	350,000	347,952
	Domtar Corp. 10/01/2028 6.750%^ 144A	100,000	90,588
	(ICE LIBOR USD 1 Month + 2.277%)
	Hecla Mining Company 02/15/2028 7.250%	350,000	352,742
	NOVA Chemicals Corporation 06/01/2027 5.250% 144A	500,000	497,386
	Reliance, Inc. 08/15/2025 1.300%	1,000,000	995,514
	Steel Dynamics, Inc. 12/15/2026 5.000%^	813,000	812,068
	(ICE LIBOR USD 3 Month +3.972%)
			3,384,552
0.29%	UTILITIES
	Washington Gas Light Co. 10/09/2026 6.820%	1,000,000	1,024,846
9.38%	TOTAL CORPORATE BONDS		32,739,572
	TREASURIES
41.11%	MORTGAGE BACKED
	US Treasury 01/15/2026 2.000%	1,575,480	1,578,209
	US Treasury 01/15/2027 4.000%	21,000,000	21,050,043
	US Treasury 01/31/2026 4.250%	525,000	524,979
	US Treasury 01/31/2027 1.500%	1,107,000	1,067,779
	US Treasury 08/31/2026 3.750%	62,902,500	62,752,603
	US Treasury 10/15/2028 2.375%	8,167,200	8,471,649
	US Treasury 11/15/2027 4.125%	3,305,800	3,336,405
	CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
	MORTGAGE BACKED Continued	Shares	Value
	US Treasury 11/30/2026 4.250%	714,700	$718,385
	US Treasury 11/30/2028 4.375%	2,101,000	2,144,743
	US Treasury 12/15/2026 4.375%	5,000,000	5,037,305
	US Treasury 12/15/2027 4.000%	1,655,600	1,667,370
	US Treasury 12/31/2026 4.250%	5,312,000	5,342,916
	US Treasury 02/15/2027 4.125%	4,000,000	4,019,220
	US Treasury 02/28/2027 4.125%	5,600,000	5,629,092
	US Treasury 04/30/2027 3.750%	3,900,000	3,899,392
	US Treasury 05/31/2026 4.875%	10,000,000	10,071,480
	US Treasury 06/30/2026 4.625%	4,000,000	4,023,436
	US Treasury 07/15/2027 4.375%	1,800,000	1,822,430
	US Treasury 09/30/2026 3.500%^	317,000	315,365
	((CME Term SOFR 3 Month + 0.262%) + 1.800%)
41.11%	TOTAL TREASURIES		143,472,801
5.37%	MONEY MARKET FUND
	Federated Government Obligations Fund(A) 4.200%(B)	18,742,872	18,742,872
99.80%	TOTAL INVESTMENTS		348,316,798
0.20%	Other assets, net of liabilities		715,222
100.00%	NET ASSETS		$349,032,020

^Rate is determined periodically. Rate shown is the rate as of June 30, 2025

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2025

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $142,893,709 and is 40.94% of the Fund's net assets.

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Futures Contracts

June 30, 2025 (unaudited)

					Unrealized
			Notional		Appreciation
Number of Contracts	Description	Expiration Date	Value	Market Value	(Depreciation)
447	2YR US T-Note	9/30/2025	92,625,472	92,986,477	361,005
374	5YR US T-Note	9/30/2025	40,342,490	40,766,000	423,510

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of June 30, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
PREFERRED STOCKS	$277,940	$-	$-	$277,940
EXCHANGE TRADED FUNDS	9,666,840	-	-	9,666,840
ASSET BACKED BONDS	-	143,416,773	-	143,416,773
CORPORATE BONDS	-	32,739,572	-	32,739,572
TREASURIES	-	143,472,801	-	143,472,801
MONEY MARKET FUND	18,742,872	-	-	18,742,872
TOTAL INVESTMENTS	$28,687,652	$319,629,146	$-	$348,316,798

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $347,916,990, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,237,966
Gross unrealized depreciation	(1,838,158)
Net unrealized appreciation	$399,808